May-13-03 01:25pm From- T-813 P.003/003 F-976

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

03056154

1-12590

NYSE

RECD S.E.C.
MAY 13 2003

May 13, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GABLES RESIDENTIAL TRUST, 7.50% Series D Cumulative Redeemable Preferred Shares, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 13, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho